UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 75.3%
DWS Capital Growth Fund "Institutional" (a)	19,915	1,514,941
DWS Core Equity Fund "Institutional" (a)	604,651	14,463,249
DWS EAFE Equity Index Fund "Institutional" (a)	265,791	4,021,412
DWS Emerging Markets Equity Fund "Institutional" (a)	99,849	1,654,498
DWS Equity 500 Index Fund "Institutional" (a)	64,462	14,062,458
DWS Global Equity Fund "Institutional" (a)	165,019	1,371,305
DWS Global Growth Fund "Institutional" (a)	35,522	1,059,277
DWS Global Small Cap Fund "Institutional" (a)	64,336	2,965,246
DWS Latin America Equity Fund "S" (a)	2,871	83,291
DWS RREEF Global Infrastructure Fund "Institutional" (a)	21,617	322,743
DWS RREEF Real Estate Securities Fund "Institutional" (a)	14,480	329,265
DWS Small Cap Core Fund "S" (a)	121,350	3,230,326
DWS Small Cap Growth Fund "S" (a)	13,377	421,900
DWS Small Cap Value Fund "Institutional" (a)	5,430	151,727
DWS World Dividend Fund "Institutional" (a)	20,830	639,680

Total Equity - Equity Funds (Cost $35,973,115)		46,291,318
Equity - Exchange-Traded Funds 2.8%
db X-Trackers MSCI Europe Hedged Equity Fund (b)	19,000	529,530
SPDR Barclays Convertible Securities Fund	24,360	1,204,846

Total Equity - Exchange-Traded Funds (Cost $1,451,537)		1,734,376
Fixed Income - Bond Funds 18.6%
DWS Core Fixed Income Fund "Institutional" (a)	253,409	2,518,887
DWS Core Plus Income Fund "Institutional" (a)	39,280	432,867
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	42,548	680,348
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	71,671	777,628
DWS Enhanced Global Bond Fund "S" (a)	78,235	773,744
DWS Floating Rate Fund "Institutional" (a)	53,780	507,148
DWS Global Inflation Fund "Institutional" (a)	105,374	1,084,303
DWS High Income Fund "Institutional" (a)	33,441	169,548
DWS Short Duration Fund "S" (a)	219,531	2,019,685
DWS U.S. Bond Index Fund "Institutional" (a)	244,160	2,485,547

Total Fixed Income - Bond Funds (Cost $11,552,117)		11,449,705
Market Neutral Fund 1.3%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $857,998)	92,941	810,445
Fixed Income - Money Market Fund 1.8%
Central Cash Management Fund, 0.05% (a) (c) (Cost $1,121,280)	1,121,280	1,121,280

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $50,956,047) †	99.8	61,407,124
Other Assets and Liabilities, Net	0.2	100,079

Net Assets	100.0	61,507,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $51,411,895.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $9,995,229.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,819,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $824,569.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2014
db X-Trackers MSCI Europe Hedged Equity Fund	—	877,111	350,202	(4,063)	—	—	529,530
db X-Trackers MSCI Japan Hedged Equity Fund	—	600,711	595,342	(5,369)	—	—	—
DWS Capital Growth Fund	2,914,689	175,080	1,867,500	571,506	92,880	—	1,514,941
DWS Core Equity Fund	8,561,845	6,060,196	1,313,578	(7,899)	906,596	—	14,463,249
DWS Core Fixed Income Fund	4,678,161	138,636	2,392,300	(69,976)	79,287	—	2,518,887
DWS Core Plus Income Fund	—	431,685	—	—	1,085		432,867
DWS Diversified Market Neutral Fund	640,313	302,887	69,300	(1,856)	67,887	—	810,445
DWS EAFE Equity Index Fund	7,793,736	629,040	5,314,700	582,465	121,656	—	4,021,412
DWS Emerging Markets Equity Fund	2,205,302	365,090	1,094,000	(34,135)	17,176	—	1,654,498
DWS Enhanced Commodity Strategy Fund	659,130	387,400	376,700	(85,408)	—	—	680,348
DWS Enhanced Emerging Markets Fixed Income Fund	—	1,068,411	310,600	(3,010)	2,911		777,628
DWS Enhanced Global Bond Fund	710,286	113,328	72,600	(1,703)	25,950	—	773,744
DWS Equity 500 Index Fund	15,359,958	382,264	4,135,244	804,948	205,264	—	14,062,458
DWS Floating Rate Fund	—	834,725	326,600	684	10,425	—	507,148
DWS Global Equity Fund	1,350,954	97,810	261,600	41,199	25,320	—	1,371,305
DWS Global Growth Fund	—	2,002,189	1,026,400	32,210	10,285	—	1,059,277
DWS Global Inflation Fund	634,755	612,328	188,500	(25,608)	10,499	—	1,084,303
DWS Global Small Cap Fund	—	3,239,334	216,000	(12,987)	98,505	—	2,965,246
DWS High Income Fund	984,122	102,802	941,000	51,530	17,302	—	169,548
DWS International Fund	753,810	—	830,834	108,035	—	—	—
DWS Large Cap Value Fund	1,867,876	10,098	2,000,877	442,073	10,098	—	—
DWS Latin America Equity Fund	—	216,553	104,800	(25,723)	13,285	—	83,291
DWS RREEF Global Infrastructure Fund	—	319,500	—	—	—	—	322,743
DWS RREEF Global Real Estate Securities Fund	677,506	32,784	745,786	7,427	12,598	—	—
DWS RREEF Real Estate Securities Fund	—	716,508	350,440	(40,568)	22,574	—	329,265
DWS Short Duration Fund	993,009	1,668,357	641,475	(2,835)	36,357	—	2,019,685
DWS Small Cap Core Fund	3,144,241	630,564	949,900	207,921	50,279	—	3,230,326
DWS Small Cap Growth Fund	—	554,635	115,900	2,318	16,535	—	421,900
DWS Small Cap Value Fund	—	412,025	215,900	(360)	55,025	—	151,727
DWS Technology Fund	475,797	—	514,907	210,854	—	—	—
DWS U.S. Bond Index Fund	5,025,530	354,700	2,787,727	(258,154)	257,454	—	2,485,547
DWS World Dividend Fund	1,255,322	332,957	1,042,000	(177,479)	8,957	—	639,680
Central Cash Management Fund	1,621,205	16,988,118	17,488,043	—	—	—	1,121,280
Total	62,307,547	40,657,826	48,640,755	2,306,037	2,176,190	—	60,202,278

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$46,291,318	$—	$—	$46,291,318
Exchange-Traded Funds	1,734,376	—	—	1,734,376
Bond Funds	11,449,705	—	—	11,449,705
Market Neutral Fund	810,445	—	—	810,445
Money Market Fund	1,121,280	—	—	1,121,280
Total	$61,407,124	$—	$—	$61,407,124

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014